Subsequent Events (Details) - Forecast [Member] - USD ($) $ in Millions	Mar. 20, 2024	Mar. 07, 2024	Aug. 31, 2024
Subsequent Events (Details) [Line Items]
Principal amount	$ 15	$ 5
PLKC International Limited [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Percentage of annual interest			8.00%